UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place

         Dublin 2, Ireland

13F File Number:  28-03693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Walsh
Title:     Compliance Officer
Phone:     011 353 1 6616433

Signature, Place, and Date of Signing:

     Keith Walsh     Dublin, Ireland     February 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     5073887


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group Inc     Com                 26874107       271     2745 SH       SOLE                     2745
Analog Devices Inc          Com                 32654105     89834  1754998 SH       SOLE                  1754998
Bank One Corp               Com                 06423A103   101015  2758098 SH       SOLE                  2758098
Becton Dickinson & Co       Com                 75887109    121825  3515253 SH       SOLE                  3515253
Bristol Myers Squibb Co     Com                 110122108      291     3940 SH       SOLE                     3940
Chase Manhattan Corp New    Com                 16161A108   242181  5329978 SH       SOLE                  5329978
Cisco Sys Inc               Com                 17275R102      343     8973 SH       SOLE                     8973
Citigroup Inc               Com                 172967101    91068  1783462 SH       SOLE                  1783462
Coca Cola Co                Com                 191216100      288     4723 SH       SOLE                     4723
Donnelley R R & Sons Co     Com                 257867101   105120  3884327 SH       SOLE                  3884327
Dover Corp                  Com                 260003108   249621  6153995 SH       SOLE                  6153995
Elan Plc                    ADR                 284131208     5216   111421 SH       SOLE                   111421
Engelhard Corp              Com                 292845104    53453  2619450 SH       SOLE                  2619450
Exxon Mobil Corp            Com                 30231G102      369     4246 SH       SOLE                     4246
Fastenal Co                 Com                 311900104    45684   832976 SH       SOLE                   832976
Federal Natl Mtg Assn       Com                 313586109   308972  3561641 SH       SOLE                  3561641
Gannett Inc                 Com                 364730101   372578  5911002 SH       SOLE                  5911002
General Dynamics Corp       Com                 369550108    89102  1142331 SH       SOLE                  1142331
General Elec Co             Com                 369604103      628    13114 SH       SOLE                    13114
Gillette Co                 Com                 375766102    57660  1594732 SH       SOLE                  1594732
Home Depot Inc              Com                 437076102    67220  1471300 SH       SOLE                  1471300
ICON Pub Ltd Co             Sponsored ADR       45103T107     2534   147992 SH       SOLE                   147992
Illinois Tool Wks Inc       Com                 452308109   143791  2414128 SH       SOLE                  2414128
Intel Corp                  Com                 458140100      260     8644 SH       SOLE                     8644
International Business MachsCom                 459200101   111997  1318584 SH       SOLE                  1318584
Iona Technologies Plc       Sponsored ADR       46206P109    53496   799563 SH       SOLE                   799563
Johnson & Johnson           Com                 478160104   397875  3788157 SH       SOLE                  3788157
Johnson Ctls Inc            Com                 478366107   119008  2285868 SH       SOLE                  2285868
Leggett & Platt Inc         Com                 524660107    78171  4127821 SH       SOLE                  4127821
Masco Corp                  Com                 574599106   142263  5538225 SH       SOLE                  5538225
Merck & Co Inc              Com                 589331107      279     2983 SH       SOLE                     2983
Microsoft Corp              Com                 594918104    55405  1277357 SH       SOLE                  1277357
Oracle Corp                 Com                 68389X105      210     7226 SH       SOLE                     7226
Pfizer Inc                  Com                 717081103      373     8116 SH       SOLE                     8116
Philip Morris Cos Inc       Com                 718154107   427828  9716454 SH       SOLE                  9716454
Pohang Iron & Stl Ltd       Sponsored ADR       730450103    72597  4674284 SH       SOLE                  4674284
PPG Inds Inc                Com                 693506107    83522  1803442 SH       SOLE                  1803442
Safeway Inc                 Com New             786514208   209692  3356754 SH       SOLE                  3356754
SBC Communications Inc      Com                 78387G103      205     4294 SH       SOLE                     4294
Sherwin Williams Co         Com                 824348106    80661  3069143 SH       SOLE                  3069143
Solectron Corp              Com                 834182107   122921  3626523 SH       SOLE                  3626523
Sysco Corp                  Com                 871829107   292401  9756868 SH       SOLE                  9756868
Teleflex Inc                Com                 879369106    19920   450496 SH       SOLE                   450496
Tellabs Inc                 Com                 879664100   151046  2674866 SH       SOLE                  2674866
Trinity Biotech Plc         Sponsored ADR       896438108      815   362013 SH       SOLE                   362013
Trintech Group Plc          Sponsored ADR       896682101     2715   237031 SH       SOLE                   237031
Tyco Intl Ltd New           Com                 902124106   150493  2710054 SH       SOLE                  2710054
Verizon Communications      Com                 92343V104    54288  1083058 SH       SOLE                  1083058
Wal Mart Stores Inc         Com                 931142103      552    10394 SH       SOLE                    10394
Wells Fargo & Co New        Com                 949746101   227399  4083485 SH       SOLE                  4083485
Willamette Inds Inc         Com                 969133107    68431  1458885 SH       SOLE                  1458885